UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Chief Compliance Officer
Phone:  630-462-9800

Signature, Place, and Date of Signing




    /s/ Maria Cesario DeNicolo      Wheaton, IL   May 10, 2005

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: $39,581
List of Other Included Managers:
             Monetta Fund

                                      Monetta Financial Services, Inc.
                                                FORM 13F
                                           March 31, 2005


                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMETEK, Inc.                   COM              031100100      241     6000 SH       Sole                     6000
Advance Auto Parts, Inc.       COM              00751Y106      202     4000 SH       Sole                     4000
Aetna, Inc.                    COM              00817Y108      262     3500 SH       Sole                     3500
Allstate Corp.                 COM              020002101      514     9500 SH       Sole                     9500
Altera Corp.                   COM              021441100      237    12000 SH       Sole                    12000
American Express Co.           COM              025816109      318     6200 SH       Sole                     6200
Amgen, Inc.                    COM              031162100      291     5000 SH       Sole                     5000
BJ Services Co.                COM              055482103      208     4000 SH       Sole                     4000
Baker Hughes, Inc.             COM              057224107      245     5500 SH       Sole                     5500
Bank of America Corp.          COM              060505104      573    13000 SH       Sole                    13000
Baxter Int'l, Inc.             COM              071813109      211     6200 SH       Sole                     6200
Boeing Co.                     COM              097023105      234     4000 SH       Sole                     4000
CSX Corp.                      COM              126408103      279     6700 SH       Sole                     6700
CVS Corp.                      COM              126650100     1042    19800 SH       Sole                    19800
Cardinal Health, Inc.          COM              14149Y108      335     6000 SH       Sole                     6000
Caterpillar, Inc.              COM              149123101      649     7100 SH       Sole                     7100
ChevronTexaco Corp.            COM              166764100      204     3500 SH       Sole                     3500
Cisco Systems, Inc.            COM              17275R102      233    13000 SH       Sole                    13000
Comcast Corp. - CL A           COM              20030N101      321     9500 SH       Sole                     9500
Comfort Systems USA, Inc.      COM              199908104       77    10000 SH       Sole                    10000
Companhia Vale do Rio Doce - S COM              204412209      316    10000 SH       Sole                    10000
ConocoPhillips                 COM              20825C104      518     4800 SH       Sole                     4800
Coventry Health Care, Inc.     COM              222862104     1083    15900 SH       Sole                    15900
Dow Chemical Co.               COM              260543103      444     8900 SH       Sole                     8900
E*Trade Financial Corp.        COM              269246104      120    10000 SH       Sole                    10000
Eastman Kodak Co.              COM              277461109      319     9800 SH       Sole                     9800
Edison Int'l                   COM              281020107      212     6100 SH       Sole                     6100
El Paso Corp.                  COM              28336L109      144    13600 SH       Sole                    13600
FedEx Corp.                    COM              31428X106      272     2900 SH       Sole                     2900
General Dynamics Corp.         COM              369550108      343     3200 SH       Sole                     3200
General Electric Co.           COM              369604103     1208    33500 SH       Sole                    33500
HCA, Inc.                      COM              404119109      991    18500 SH       Sole                    18500
Haemonetics Corp.              COM              405024100      253     6000 SH       Sole                     6000
Health Management Associates,  COM              421933102      262    10000 SH       Sole                    10000
Inco Ltd.                      COM              453258402      271     6800 SH       Sole                     6800
Ingersoll-Rand Co. - CL A      COM              G4776G101      342     4300 SH       Sole                     4300
Int'l Business Machines Corp.  COM              459200201      475     5200 SH       Sole                     5200
Intel Corp.                    COM              458140100      592    25500 SH       Sole                    25500
J.C. Penney Company, Inc.      COM              708160106      208     4000 SH       Sole                     4000
Johnson & Johnson              COM              478160104     1800    26800 SH       Sole                    26800
KLA-Tencor Corp.               COM              482480100      244     5300 SH       Sole                     5300
Kraft Foods, Inc. - CL A       COM              50075N104      231     7000 SH       Sole                     7000
Laboratory Corp. of America Ho COM              50540r409      675    14000 SH       Sole                    14000
Liberty Media Corp. - CL A     COM              530718105      264    25500 SH       Sole                    25500
Lockheed Martin Corp.          COM              539830109      293     4800 SH       Sole                     4800
Marathon Oil Corp.             COM              565849106      572    12200 SH       Sole                    12200
McKesson Corp.                 COM              58155Q103      830    22000 SH       Sole                    22000
Merrill Lynch & Co., Inc.      COM              590188108      283     5000 SH       Sole                     5000
Microsoft Corp.                COM              594918104      815    33700 SH       Sole                    33700
Mohawk Industries, Inc.        COM              608190104      337     4000 SH       Sole                     4000
Nike, Inc. - CL B              COM              654106103      417     5000 SH       Sole                     5000
Nordstrom, Inc.                COM              655664100      222     4000 SH       Sole                     4000
Nucor Corp.                    COM              670346105      288     5000 SH       Sole                     5000
Oracle Corp.                   COM              68389X105      437    35000 SH       Sole                    35000
Parexel Int'l Corp.            COM              699462107      282    12000 SH       Sole                    12000
Parker Drilling Co.            COM              701081101       63    11000 SH       Sole                    11000
Peabody Energy Corp.           COM              704549104      440     9500 SH       Sole                     9500
PepsiCo, Inc.                  COM              713448108      239     4500 SH       Sole                     4500
Procter & Gamble Co.           COM              742718109      927    17500 SH       Sole                    17500
Pulte Homes, Inc.              COM              745867101     1060    14400 SH       Sole                    14400
Qualcomm, Inc.                 COM              747525103      224     6100 SH       Sole                     6100
Quest Diagnostics, Inc.        COM              74834L100      810     7700 SH       Sole                     7700
Quovadx, Inc.                  COM              74913K106       31    10000 SH       Sole                    10000
Rowan Companies, Inc.          COM              779382100      254     8500 SH       Sole                     8500
Safeway, Inc.                  COM              786514208      649    35000 SH       Sole                    35000
Schlumberger Ltd.              COM              806857108      529     7500 SH       Sole                     7500
Siebel Systems, Inc.           COM              826170102      141    15400 SH       Sole                    15400
Sunoco, Inc.                   COM              86764P109     1429    13800 SH       Sole                    13800
Sysco Corp.                    COM              871829107      394    11000 SH       Sole                    11000
Taiwan Semiconductor Mfg Co. L COM              874039100      225    26522 SH       Sole                    26522
Texas Instruments, Inc.        COM              882508104      612    24000 SH       Sole                    24000
The AES Corp.                  COM              00130H105      344    21000 SH       Sole                    21000
The Chicago Mercantile Exchang COM              167760107      233     1200 SH       Sole                     1200
The Goldman Sachs Group, Inc.  COM              38141G104      715     6500 SH       Sole                     6500
The Kroger Co.                 COM              501044101      481    30000 SH       Sole                    30000
Time Warner, Inc.              COM              887317105      246    14000 SH       Sole                    14000
Toll Brothers, Inc.            COM              889478103      394     5000 SH       Sole                     5000
Transocean, Inc.               COM              G90078109      309     6000 SH       Sole                     6000
Triad Hospitals, Inc.          COM              89579K109      491     9800 SH       Sole                     9800
U.S. Bancorp                   COM              902973304      533    18500 SH       Sole                    18500
UnitedHealth Group, Inc.       COM              91324P102     1755    18400 SH       Sole                    18400
Verizon Communications, Inc.   COM              92343V104      213     6000 SH       Sole                     6000
Wachovia Corp.                 COM              929771103      764    15000 SH       Sole                    15000
Wal-Mart Stores, Inc.          COM              931142103      727    14500 SH       Sole                    14500
Wells Fargo & Co.              COM              949746101      556     9300 SH       Sole                     9300
Wyeth                          COM              983024100      274     6500 SH       Sole                     6500
Zions Bancorporation           COM              989701107      483     7000 SH       Sole                     7000